SCHEDULE OF LEASE TERM AND DISCOUNT RATE RELATED TO OPERATING LEASES (Details)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Weighted-average remaining lease term (in years)	10 months 20 days	10 months 2 days	9 months 3 days
Weighted-average discount rate	6.00%	6.00%	6.00%